CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 1.2	$ 2.0	$ 2.2	$ 5.4	$ 1.2	$ 2.2